Related party transactions - Material transactions (Details) R in Millions	12 Months Ended
	Jun. 30, 2022 ZAR (R) item	Jun. 30, 2021 ZAR (R)	Jun. 30, 2020 ZAR (R)
Disclosure of transactions between related parties
Impairment of outstanding balances	R 0
Purchases by subsidiaries from related parties	R 157	R 108	R 769
Number of related parties other than joint ventures and associates, with whom material transactions took place | item	0
Joint ventures
Disclosure of transactions between related parties
Sales and services rendered from subsidiaries to related parties	R 2,737	2,635	672
Purchases by subsidiaries from related parties	4	8	691
Associates
Disclosure of transactions between related parties
Purchases by subsidiaries from related parties	R 153	R 100	R 78